Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Dealer Manager [Member] Realty Capital Securities, LLC [Member] Sales Commissions and Fees [Member]	Dec. 31, 2012 Dealer Manager [Member] Realty Capital Securities, LLC [Member] Sales Commissions and Fees [Member]	Dec. 31, 2012 Payable [Member] Advisor and Dealer Manager [Member] Fees and Expense Reimbursement, Stock Offering [Member]
Dec. 31, 2011
Payable [Member]
Advisor and Dealer Manager [Member]
American Realty Capital Properties Advisors, LLC and Realty Capital Securities, LLC [Member] [Member]
Fees and Expense Reimbursement, Stock Offering [Member]

Schedule of Selleing Commission and Dealer Manager Fees [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 11,434,000	$ 160,614,000	$ 0	$ 92,000